Notes payable (Details) (USD $)	6 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		0 Months Ended							12 Months Ended			0 Months Ended											0 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended									0 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Related Party [Member] Principal [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Related Party [Member] Accrued Interest [Member] Convertible Notes Payable [Member]	Oct. 31, 2011 Related Party [Member] Convertible Notes Payable [Member] Note Payable #1 [Member]	Dec. 31, 2012 Related Party [Member] Convertible Notes Payable [Member] Note Payable #1 [Member]	Dec. 31, 2011 Related Party [Member] Convertible Notes Payable [Member] Note Payable #1 [Member]	Sep. 01, 2013 Related Party [Member] Convertible Notes Payable [Member] Note Payable #1 [Member]	Dec. 31, 2011 Related Party [Member] Convertible Notes Payable [Member] Note Payable #2 [Member]	Dec. 31, 2012 Related Party [Member] Convertible Notes Payable [Member] Note Payable #2 [Member]	Dec. 31, 2011 Related Party [Member] Convertible Notes Payable [Member] Note Payable #2 [Member]	Dec. 31, 2012 Related Party [Member] Convertible Notes Payable [Member] Note Payable #3 [Member]	Dec. 31, 2013 Related Party [Member] Convertible Notes Payable [Member] Note Payable #3 [Member]	Dec. 31, 2013 Related Party [Member] Convertible Notes Payable [Member] Note Payable #3 [Member] Minimum [Member]	Dec. 31, 2013 Related Party [Member] Convertible Notes Payable [Member] Note Payable #3 [Member] Maximum [Member]	Mar. 31, 2013 Related Party [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Related Party [Member] Convertible Notes Payable [Member]	Dec. 31, 2013 Related Party [Member] Convertible Notes Payable [Member]	Aug. 12, 2013 Chief Executive Officer [Member] Convertible Notes Payable [Member]	Dec. 28, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Dec. 10, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Nov. 13, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Dec. 28, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Dec. 10, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Nov. 13, 2012 Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #1 [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #2 [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Note Payable #3 [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Mar. 26, 2013 Director [Member]	Mar. 06, 2013 Director [Member]	Mar. 26, 2013 Director [Member]	Mar. 06, 2013 Director [Member]	Sep. 01, 2013 CEO and Director [Member]	Sep. 01, 2013 CEO and Director [Member]	Aug. 31, 2013 CEO and Director [Member]	Dec. 31, 2012 Principal [Member]	Dec. 31, 2012 Accrued Interest [Member]	Feb. 24, 2014 Loans Payable [Member]	Sep. 30, 2013 Loans Payable [Member]	Dec. 31, 2013 Loans Payable [Member]	Feb. 24, 2014 Loans Payable [Member]	Sep. 30, 2013 Loans Payable [Member]	Dec. 31, 2013 Note Payable #1 [Member]	Dec. 31, 2013 Note Payable #2 [Member]	Dec. 31, 2013 Note Payable #3 [Member]	Feb. 24, 2014 Related Party Notes Payable [Member]	Feb. 12, 2014 Related Party Notes Payable [Member]	Sep. 19, 2013 Related Party Notes Payable [Member]	Sep. 01, 2013 Related Party Notes Payable [Member]	Feb. 24, 2014 Related Party Notes Payable [Member]	Feb. 12, 2014 Related Party Notes Payable [Member]	Sep. 19, 2013 Related Party Notes Payable [Member]	Sep. 01, 2013 Related Party Notes Payable [Member]	Dec. 31, 2012 Related Party Notes Payable [Member]	Feb. 24, 2014 Related Party Notes Payable 2 [Member]	Sep. 19, 2013 Related Party Notes Payable 2 [Member]	Feb. 24, 2014 Related Party Notes Payable 2 [Member]	Sep. 19, 2013 Related Party Notes Payable 2 [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Notes payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 100,000				$ 207,000		$ 207,000		$ 362,500										$ 50,000	$ 50,000	$ 100,000										$ 50,000	$ 150,000	$ 50,000	$ 100,000	$ 50,000			$ 50,000	$ 50,000		$ 648,933	$ 650,000						$ 25,000	$ 100,000								$ 25,000	$ 50,000	$ 30,000	$ 45,000				$ 400,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage										10.00%	10.00%		10.00%		10.00%										12.00%	12.00%	12.00%	12.00%	12.00%	12.00%							12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%		12.00%							12.00%	12.00%	12.00%	12.00%	12.00%					12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.35	$ 0.20		$ 0.20		$ 0.20					$ 0.20
Class of Warrant or Rights Granted (in Shares)	8,060,000		12,229,621	1,372,500			100,000				207,000			362,500
Warrant Term							3 years				3 years			3 years																																																										3 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.25			$ 0.35				$ 0.25		$ 0.25	$ 0.25																							$ 0.40										$ 0.40							$ 0.50	$ 0.40								$ 0.50	$ 0.50	$ 0.40	$ 0.40				$ 0.50	$ 0.40	$ 0.25	$ 0.25	$ 0.75	$ 0.40
Adjustments to Additional Paid in Capital, Warrant Issued							25,172				18,613			226,422
Debt Instrument, Convertible, Remaining Discount Amortization Period							6 months				6 months			6 months
Amortization of Debt Discount (Premium)	154,881	0	153,222	257,747				14,246	10,926			17,079	1,534	226,422
Debt Instrument, Unamortized Premium								0	14,246		17,079	0	17,079
Share Price (in Dollars per share)											$ 0.105		$ 0.105			$ 0.40	$ 0.50
Convertible Notes Payable																			25,000
Debt Instrument, Unamortized Discount	1,604,390		0											0
Debt Conversion, Converted Instrument, Amount					669,500	23,648															35,000																												669,500	23,648
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				3,241,184															3,241,184		100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																		133,494
Debt Instrument, Maturity Date																						Sep. 01, 2013	Sep. 01, 2013	Sep. 01, 2013				Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Nov. 30, 2013	Sep. 01, 2013	Sep. 01, 2013							Sep. 01, 2013	Sep. 01, 2013			Apr. 30, 2014					Jul. 15, 2014	Apr. 30, 2014				Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Jul. 15, 2014	Jul. 15, 2014	Apr. 30, 2014	Apr. 30, 2014						Jul. 15, 2014	Apr. 30, 2014
Interest Expense, Debt	567,945		74,053	280,623
Notes Payable, Related Parties, Current	0		1,023,933	200,000																								543,300	52,983	52,650						648,933												615,000																			200,000
Debt Instrument, Term																																										90 days	90 days
Interest Payable, Current	48,053		3,025	0																																												33,933
Number of Note Agreements																																														3
Debt Instrument, Description																															includes a three-year warrant for each $1.00 of principal included in the note															included a three-year warrant for every $1.00 of principal amount of each note					included a three-year warrant for each of $1.00 of principal included in the note	included a three-year warrant for each of $1.00 of principal included in the note							included a three-year warrant for each of $1.00 of principal included in the note	included a three-year warrant for each of $1.00 of principal included in the note	includes a three-year warrant for each $1.00 of principal included in the note	includes a three-year warrant for each $1.00 of principal included in the note						included a three-year warrant for each of $1.00 of principal included in the note	included a three-year warrant for each $1.00 of principal included in the note
Notes Payable, Related Party and Non-Related Party, Current			1,123,933																									543,300	52,983	52,650																							1,123,933			45,000	50,000	30,000
Interest Payable, Related and Non-Related Party, Current																																																					42,158
Debt Issuance Cost																																																					$ 296,524